Issued accounting pronouncements	6 Months Ended
Sep. 30, 2024
Issued accounting pronouncements
2. Issued accounting pronouncements
Adopted accounting pronouncements
In March 2020, the FASB issued ASU
No.2020-04,
“Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting” (“ASU
No.2020-04”).
The ASU provides optional expedients and exceptions for contracts, hedging relationships, and other transactions affected by reference rate reform. In January 2021, the FASB issued ASU
No.2021-01,
“Reference Rate Reform (Topic 848)—Scope” (“ASU
No.2021-01”).
The ASU clarifies that certain optional expedients and exceptions for contract modifications and hedge accounting apply to derivatives that are affected by the transition. In December 2022, the FASB issued ASU
No.2022-06,
“Reference Rate Reform (Topic 848)—Deferral of the Sunset Date of Topic 848” (“ASU
No.2022-06”).
The ASU amends the sunset date of Topic 848 from December 31, 2022 to December 31, 2024. ASU
No.2020-04
is effective as of March 12, 2020 through December 31, 2024. ASU
No.2021-01
is effective as of January 7, 2021 through December 31, 2024. ASU
No.2022-06
is effective as of December 21, 2022 through December 31, 2024. The MHFG Group has elected the practical expedient for modifications of contracts. The practical expedient provides an election to account for certain contract amendments related to reference rate reform without the requirement to assess the significance of the modifications. The main reason for applying the practical expedient is to ease the administrative burden of accounting for contracts impacted by reference rate reform. This election has not had, and is expected to not have, a material impact on the Group’s consolidated results of operations or financial condition.
Accounting pronouncements issued but not yet effective as of September 30, 2024
In November 2023, the FASB issued ASU
No.2023-07,
“Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures” (“ASU
No.2023-07”).
The amendments in this update improve the annual and interim reportable segments disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The ASU includes a requirement to disclose significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”) and included within each reported measure of segment profit or loss, the title and position of the CODM, an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources. The ASU is required to be adopted on a retrospective basis and will be effective for the MHFG Group for its fiscal year ending March 31, 2025 and for interim periods beginning on April 1, 2025. The Group is currently evaluating the potential impact that the adoption of ASU
No.2023-07
will have on disclosures in its consolidated financial statements.
In December 2023, the FASB issued ASU
No.2023-09,
“Income Taxes (Topic 740)—Improvements to Income Tax Disclosures” (“ASU
No.2023-09”).
The ASU improves income tax disclosures primarily in relation to the rate reconciliation and information on income taxes paid on an annual basis. The ASU will be effective for the MHFG Group for its fiscal year ending March 31, 2026. The Group is currently evaluating the potential impact that the adoption of ASU
No.2023-09
will have on disclosures in its consolidated financial statements.